Document And Entity Information	Oct. 22, 2026
Document Information Line Items
Entity Central Index Key	0001185198
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity File Number	000-50609
Entity Registrant Name	AEI INCOME & GROWTH FUND 25 LLC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-3074973
Entity Address, Address Line One	30 East 7th Street, Suite 1300
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55101
City Area Code	651
Local Phone Number	227-7333
Entity Information, Former Legal or Registered Name	Not Applicable
No Trading Symbol Flag	true
Security Exchange Name	NONE
Title of 12(g) Security	Limited Partnership Units
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false